INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Deferred Taxes
The components of net deferred tax liability are presented as follows:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax assets:
Non-capital losses (Canada)	$266	$172
Net operating losses (United States)	867	760
Non-capital losses (foreign)	67	90
Tax credit carryforwards	3	33
Capital losses (United States)	240	336
Other	14	13
	1,457	1,404
Deferred income tax (liabilities):
Properties	(3,455)	(3,899)
	(3,455)	(3,899)
Net deferred tax (liability)	$(1,998)	$(2,495)
The changes in deferred tax balances are presented as follows:

		Recognized in
(US$ Millions)	Dec. 31, 2024	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2025
Deferred tax assets	$1,404	$55	$—	$—	$—	$(2)	$1,457
Deferred tax (liabilities)	(3,899)	(132)	—	700	(115)	(9)	(3,455)
Net deferred tax (liability)	$(2,495)	$(77)	$—	$700	$(115)	$(11)	$(1,998)

		Recognized in
(US$ Millions)	Dec. 31, 2023	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2024
Deferred tax assets	$1,745	$(260)	$—	$—	$(10)	$(71)	$1,404
Deferred tax (liabilities)	(5,202)	164	—	—	135	1,004	(3,899)
Net deferred tax (liability)	$(3,457)	$(96)	$—	$—	$125	$933	$(2,495)

Schedule of Deferred Income Taxes and Deductible Temporary Differences
The gross deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized are as follows:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Unused tax losses - gross
Capital losses (foreign)	$—	$4
Net operating losses (foreign)	302	355
Other unrecognized tax attributes	—	37
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$302	$396

Schedule of Components of Income Tax Expense Benefit
The major components of income tax expense include the following:

(US$ Millions) Years ended Dec. 31,	2025	2024	2023
Current income tax expense	$80	$193	$135
Deferred income tax expense (benefit)	77	96	(554)
Income tax expense (benefit)	$157	$289	$(419)

Schedule of Income Tax Rates

Years ended Dec. 31,	2025	2024	2023
Statutory income tax rate	26%	26%	26%
Increase (decrease) in rate resulting from:
International operations subject to different tax rates	(56)%	(15)%	(12)%
Non-controlling interests in income of flow-through entities	(35)%	(19)%	(9)%
Change in tax rates applicable to temporary differences in other jurisdictions	(19)%	—%	14%
Tax expense uncorrelated with accounting income	(19)%	(8)%	—
Other	(4)%	(1)%	(1)%
Effective income tax rate	(107)%	(17)%	18%